Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 182,315	$ 182,315	$ 182,309
Accumulated Amortization	(124,207)	(110,951)	(79,612)
Net Amount	$ 58,108	$ 71,364	102,697
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	indefinite	indefinite
Gross Amount	$ 50,000	$ 50,000	50,000
Net Amount	$ 50,000	$ 50,000	50,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	4 years	4 years
Gross Amount	$ 75,000	$ 75,000	75,000
Accumulated Amortization	$ (75,000)	(67,187)	(48,437)
Net Amount		$ 7,813	26,563
Purchased technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	5 years	5 years
Gross Amount	$ 45,423	$ 45,423	45,423
Accumulated Amortization	(37,480)	(33,149)	(24,487)
Net Amount	$ 7,943	$ 12,274	20,936
Development costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	3 years	3 years
Gross Amount	$ 9,486	$ 9,486	9,486
Accumulated Amortization	(9,336)	(8,434)	(5,096)
Net Amount	$ 150	$ 1,052	4,390
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Lives	4 years	4 years
Gross Amount	$ 2,406	$ 2,406	2,400
Accumulated Amortization	(2,391)	(2,181)	(1,592)
Net Amount	$ 15	$ 225	$ 808